Impairment charge (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of impairment of assets [Abstract]
Components of Impairment Charge

The Components of the impairment charge is as follows:	December 31,
2021
Current assets	$5.5
Plant and equipment	0.3
Mineral property - non-depletable	142.4
Exploration and evaluation	76.1
Pre-tax impairment charge	224.3
Deferred tax liability	(10.5)
After-tax impairment charge	$213.8